INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 8,192,076	R$ 8,019,788
Facepa
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
MMC Brasil [Member]
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	170,859
Other
INTANGIBLE
Goodwill and intangible assets with indefinite useful life	R$ 4,834	R$ 3,405